CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 33-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS of Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund, and Western Asset Inflation Indexed Plus Bond Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 104 to the Registrant’s Registration Statement (“Amendment No. 104”), and (b) that Amendment No. 104 was filed electronically.

Dated as of: May 5, 2017	By:	/s/ Robert M. Nelson
	Name:	Robert M. Nelson
	Title:	Assistant Secretary